Organization and Principal Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization And Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

Seven Stars Cloud Group, Inc. (the “Company”), formerly known as Wecast Network, Inc., is a Nevada corporation that primarily operates in China (“PRC”) through its subsidiaries and consolidated variable interest entities (“VIEs”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as Seven Stars Cloud (“SSC”, “we”, “us”, or “the Company”).

Starting in early 2017, SSC has been aiming to become a next generation Artificial-Intelligent (AI) & blockchain-powered, fintech company. By providing and managing an infrastructure and ecosystem that facilitates the transformation of traditional financial markets such as commodities, currency and credit into the asset digitalization era, SSC hopes to provide asset owners and holders a seamless method and platform for digital asset securitization, tokenization and trading. Separately, SSC is aiming to offer a closed supply chain trading ecosystem for corporate buyers and sellers designed to eliminate standard transactional intermediaries and create a more direct and margin-expanding path for principals.

Through acquisitions made in 2017 and the establishment of joint ventures with business partners, SSC’s supply chain finance and management for vertical products is fully operational.

On January 30, 2017, the Company entered into a Securities Purchase Agreement (the “Sun Video SPA”) with BT Capital Global Limited, a British Virgin Islands company (“BT”) and affiliate of the Company’s Chairman Bruno Wu, for the purchase by the Company of all of the outstanding capital stock of Sun Video Group Hong Kong Limited (“Wecast Services”). On January 31, 2017, the Company entered into another Securities Purchase Agreement (the “Wide Angle SPA”) with BT and Sun Seven Stars Media Group Limited, one of the Company’s largest shareholders, controlled by Mr. Wu, as guarantor, for the purchase by us of 55% of the outstanding capital stock of Wide Angle Group Limited (“Wide Angle”). Details of these two acquisitions are in Note 4. After acquiring these two entities, other than Company’s legacy You On Demand (“YOD”) business, the Company became engaged in consumer electronics and smart supply chain management operations.

In 2017, the Company entered into another Securities Purchase Agreement (the “BT SPA”) with BT, pursuant to which the issued and outstanding stock that SSC holds in one loss-generating non-core asset, was sold to BT for zero. The detail of this transaction have been disclosed in Note 11.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2018, results of operations for the three and six months ended June 30, 2018 and 2017, and cash flows for the six months ended June 30, 2018 and 2017, have been made. All significant intercompany transactions and balances are eliminated on consolidation.

Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These unaudited consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 filed with the Securities and Exchange Commission on March 30, 2018(“2017 Annual Report”).

In the first quarter of 2018, we adopted the following Accounting Standards Updates (ASU): ASU 2014-09, Revenue from Contracts with Customers (Topic 606); ASU 2016-01, Financial Instruments — Overall (Subtopic 825-10) and ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash ASU 2018-02. ASU 2014-09 has no financial impact to our unaudited financial statement, and impact by ASU 2016-01 and ASU 2016-18 has been reflected in our unaudited consolidated statements of cash flow and note 8 to this unaudited consolidated financial statements.

1. Organization and Principal Activities

Seven Stars Cloud Group, Inc. (the “Company”), formerly known as Wecast Network, Inc., is a Nevada corporation that primarily operates in China (“PRC”) through its subsidiaries and consolidated variable interest entities (“VIEs”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as Seven Stars Cloud (“SSC”, “we”, “us”, or “the Company”).

SSC is aiming to become a digital financial services company with seven products engines which are financial technologies based. Through acquisitions made in 2017 and establishment of joint ventures, engine seven “Supply Chain Finance and Management for Vertical Products” is in operation. SSC is also leveraging its legacy operations as a premium content Video On Demand (“VOD”) service provider in China.

On January 30, 2017, the Company entered into a Securities Purchase Agreement (the “Sun Video SPA”) with BT Capital Global Limited, a British Virgin Islands company (“BT”) and affiliate of the Company’s Chairman Bruno Wu, for the purchase by the Company of all of the outstanding capital stock of Sun Video Group Hong Kong Limited (“Wecast Services”). On January 31, 2017, the Company entered into another Securities Purchase Agreement (the “Wide Angle SPA”) with BT and Sun Seven Stars Media Group Limited, one of the Company’s largest shareholders, controlled by Mr. Wu, as guarantor, for the purchase by us of 55% of the outstanding capital stock of Wide Angle Group Limited (“Wide Angle”). Details of these two acquisitions are in Note 5. After acquiring these two entities, other than Company’s legacy You On Demand (“YOD”) business, the Company became engaged in consumer electronics e-commerce and smart supply chain management operations.

In 2017, the Company entered into another Securities Purchase Agreement (the “BT SPA”) with BT, pursuant to which the issued and outstanding stock that SSC holds in one loss-generating non-core assets was sold to BT for zero. The detail of this transaction has been disclosed in Note 12.